DIVIDENDS PAID AND PROPOSED (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Dividends [Abstract]
Dividends declared, per share (in dollars per share)	$ 0.15	$ 0.17
Dividends recognised as distributions to owners	$ 262	$ 297	$ 59	$ 84	$ 321	$ 405
Maximum
Dividends [Abstract]
Tax withholdings percentage					15.00%